Revenue Recognition - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 21,090
SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	6,078
Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,694
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2025
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 5,027
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31 | SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	3,561
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-31 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 2,694
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-12-31
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2026
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-12-31 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 5,872
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-12-31 | SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,250
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-12-31 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-12-31
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2027
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-12-31 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 4,828
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-12-31 | SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	730
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-12-31 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-12-31
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2028
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-12-31 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 3,391
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-12-31 | SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	376
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-12-31 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-12-31
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Year	2029
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-12-31 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 1,444
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-12-31 | SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	116
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-12-31 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-12-31
Deferred Revenue Arrangement [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	6 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-12-31 | Enhanced Warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 528
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-12-31 | SaaS
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	45
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2030-12-31 | Other Services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0